Investments (Maximum Exposure to Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investment in and advances to RS Cogen	$ 19
Take-or-pay obligation under power tolling arrangement	234
Maximum exposure to loss	$ 253